SCHEDULE OF OPTION ACTIVITY FOR OPTIONS TO EMPLOYEES, OFFICERS AND DIRECTORS (Details) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 13, 2022	Oct. 31, 2020	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Weighted average remaining contractual life, Outstanding at end of period			8 years 10 months 17 days	6 years 9 months 14 days		6 years 1 month 28 days		8 years 2 months 12 days
Number of options, Granted	1,050
Weighted average remaining contractual life, Outstanding at beginning of period			9 years 10 months 28 days			9 years 9 months
Number of options, Forfeited		(257)
Weighted average remaining contractual life, Exercisable at end of period			5 years 7 months 24 days	6 years 3 months 10 days		4 years 1 month 13 days
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options, Outstanding at beginning of period			6,018	9,877		7,907
Weighted average exercise price, Outstanding at beginning of period			$ 513.9	$ 489.6	[1]	$ 528.0	[1]
Number of options, Granted			17,400			2,291
Weighted average exercise price, Granted			$ 15.318			$ 444.0	[1]
Number of options, Exercised
Weighted average exercise price, Exercised							[1]
Number of options, Forfeited			(121)	(3,859)		(321)
Weighted average exercise price, Forfeited			$ 444.0	$ 444.0		$ 444.0	[1]
Number of options, Outstanding at end of period			23,297	6,018		9,877		7,907
Weighted average exercise price, Outstanding at end of period			$ 141.85	$ 513.9		$ 489.6	[1]	$ 528.0	[1]
Number of options, Exercisable at end of period			5,469	4,571		5,246
Weighted average exercise price, Exercisable at end of period			$ 520.79	$ 536.1		$ 523.2	[1]

[1]	Regarding repricing during 2022, see Note 7E(4)(e) below.